Other Operating Expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Social investment expenditure	R 185	R 208	R 145
Loss on scrapping of property, plant and equipment	97	182	7
Silicosis settlement provision	(174)	(183)	23
Loss allowance	35	4	22
Remeasurement of contingent consideration	484	64	(61)
Income from third party toll treatment fee before reclassification	0	0	(25)
Other (income)/expense – net	52	(7)	(110)
Total other operating expenses	679	R 268	1
Disclosure of attribution of expenses by nature to their function [table]
Pumping expense	32
Income from reimbursements under insurance policies			83
Gains on disposals of property, plant and equipment	R 13		R 24